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Segall Bryant & Hamill Small Cap Core Fund
Segall Bryant & Hamill Small Cap Core Fund
Investment Objective
The Segall Bryant & Hamill Small Cap Core Fund (the "Fund") seeks to achieve long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Segall Bryant & Hamill Small Cap Core Fund - USD ($)	Retail Class	Institutional Class
Annual Account Maintenance Fee (for Retail Class accounts under $750)	$ 12

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Segall Bryant & Hamill Small Cap Core Fund		Retail Class	Institutional Class
Management Fees		0.80%	0.80%
Shareholder service fee	[1]	0.20%	0.10%
All other expenses		0.41%	0.41%
Other Expenses	[2]	0.61%	0.51%
Total Annual Fund Operating Expenses		1.41%	1.31%
Fee Waivers and/or Expense Reimbursements	[3]	(0.27%)	(0.32%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[3]	1.14%	0.99%
[1]	The Retail Class and the Institutional Class of the Fund may pay a fee at an annual rate of up to 0.25% and 0.10%, respectively, of average daily net assets to shareholder servicing agents. Refer to the "Shareholder Service Fee" section on page 117 of the prospectus.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[3]	The Adviser has contractually agreed until at least April 30, 2021, to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, brokerage expenses, and extraordinary expenses), so that the ratio of expenses of average net assets as reported in the Fund's Financial Highlights will be no more than 1.14% and 0.99% to the Fund's Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Retail Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for the three-year period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Segall Bryant & Hamill Small Cap Core Fund - USD ($)	One Year	Three Years
Retail Class	116	420
Institutional Class	101	384

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. A higher turnover rate may also result in higher taxes when Fund shares are held in a taxable account.

Principal Investment Strategies of the Fund

●	Under normal circumstances at least eighty percent (80%) of the value of the Fund's net assets, plus any borrowings for investment purposes, is invested in small-cap companies. The Fund currently considers "small-capitalization companies" to be those included in, or similar in size to, those included in its benchmark index, the Russell 2000® Index, at the time of purchase. As of March 31, 2020, the benchmark capitalization range was $5.3 million to $11.3 billion. As of March 31, 2020, the weighted average market capitalization of the benchmark index was approximately $2.4 billion as compared to approximately $3.6 billion for the companies within the Fund's portfolio. Please note that these market capitalization measures will fluctuate over time.
●	The Fund is not limited to the stocks included in the Russell 2000® Index. With respect to portfolio structure, the Adviser maintains exposure to most sectors within the benchmark; however, with an active management process, there will be variances in sector exposure relative to the benchmark index. The Adviser maintains guidelines to monitor this variance.
●	The investment process used by the Fund's adviser, Segall Bryant & Hamill, LLC ("SBH" or the "Adviser"), is driven by a combination of quantitative analysis (which may encompass techniques such as evaluation of financial data or statistical/mathematical modeling), fundamental analysis (which may include assessments of a company's holdings or key characteristics, as well as broader economic factors) and experienced judgment.. The Adviser searches for companies it believes are attractively priced relative to historical valuation, peer groups, and the market, concentrating most on cash flow capability over time.
●	The team also considers a company's environmental, social, and corporate governance (ESG) practices.
●	The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depositary receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).
●	Stocks may be sold when conditions have changed and the company's prospects are no longer attractive, its stock price has achieved the team's valuation target or better relative investment opportunities have been identified.

Principal Risks of Investing in the Fund

Risk is inherent in all investing and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

●	Small Company Risk: The Fund is also subject to the general risk that the stocks of smaller and newer companies can involve greater risks than those associated with larger, more established companies. Small company stocks may be subject to more abrupt or erratic price movements due to a number of reasons, including that the stocks are traded in lower volume and that the issuers are more sensitive to changing conditions and have less certain growth prospects. Small companies in which the Fund may invest typically lack the financial resources, product diversification, and competitive strengths of larger companies which may cause the value of the Fund to be more volatile. Small companies may be more thinly-traded than larger, more established companies.
●	Market Risk: As with any fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, country, group of countries, region, market industry, group of industries, sector or asset class. Local, regional, or global events such as war, acts of terrorism, the spread of infections, illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments.
●	Portfolio Management Risk: The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.
●	Sector Focus Risk: The Fund may, for finite periods and from time to time, make significant investments in a particular sector which may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund's investments are focused, the Fund may perform poorly during that period.

Bar Chart and Performance Table

For periods prior to December 31, 2019, the performance shown below is for the Lower Wacker Small Cap Investment Fund, LLC, an unregistered limited partnership managed by the portfolio managers of the Segall Bryant & Hamill Small Cap Core Fund (the "Predecessor Fund"). The Predecessor Fund was reorganized into the Institutional Class shares on December 31, 2019, the date that the Segall Bryant & Hamill Small Cap Core Fund commenced operations. The Segall Bryant & Hamill Small Cap Core Fund has been managed in the same style since the Predecessor Fund's inception on December 15, 2003. The Segall Bryant & Hamill Small Cap Core Fund's investment goals, policies, guidelines and restrictions are, in all material respects, equivalent to the Predecessor Fund's investment goals, policies, guidelines and restrictions. The Predecessor Fund's annual returns and long-term performance reflect the actual fees and expenses that were charged when the Segall Bryant & Hamill Small Cap Core Fund was a limited partnership. The Predecessor Fund's performance is net of management fees and other expenses. From its inception on December 15, 2003, through December 31, 2019, the Predecessor Fund was not subject to certain investment restrictions, diversification requirements and other restrictions of the Investment Company Act of 1940, as amended (the "1940 Act") or Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), which, if they had been applicable, might have adversely affected the Segall Bryant & Hamill Small Cap Core Fund's performance.

Retail Class shares would have similar annual returns to Institutional Class shares and the Predecessor Fund because they are invested in the same portfolio of securities, however, the returns for Retail Class shares would be different from the Institutional Class shares and the Predecessor Fund because Retail Class shares have different expenses than Institutional Class shares and the Predecessor Fund. Performance information for Retail Class shares will be included after the share class has been in operation for one complete calendar year.

The Predecessor Fund's past performance shown below is not necessarily an indication of how the Segall Bryant & Hamill Small Cap Core Fund will perform in the future. The following bar chart and table provide an indication of the risk of investing in the Segall Bryant & Hamill Small Cap Core Fund by showing changes in the Predecessor Fund's performance from year to year, and by showing how the Predecessor Fund's average annual returns for one year, five years, and ten years for the Institutional Class compared with those of an unmanaged index of securities. The Segall Bryant & Hamill Small Cap Core Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.sbhfunds.com or call toll-free (800) 392-2673.

Institutional Class - Calendar Year Total Returns as of December 31 (%)

Highest Quarterly Return: 3/31/2019 15.65%	Lowest Quarterly Return: 9/30/2011 (18.42)%

The returns above are for the Institutional Class of the Fund. The Retail Class would have substantially similar annual returns to the Institutional Class because the classes are invested in the same portfolio securities. The Institutional Class' returns will be higher over the long-term when compared to the Retail Class' returns to the extent that the Retail Class has higher expenses.

Average Annual Total Returns (for the Periods Ended December 31, 2019)

The Predecessor Fund was an unregistered limited partnership and, therefore, did not qualify as a regulated investment company for federal income tax purposes and was not required to make regular distributions of income or capital gains.

Average Annual Total Returns - Segall Bryant & Hamill Small Cap Core Fund	1 Year	5 Years	10 Years
Institutional Class	27.23%	8.18%	11.23%
Institutional Class | After Taxes on Distributions	27.23%	8.18%	11.23%
Institutional Class | After Taxes on Distributions and Sales	16.12%	6.45%	9.36%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	25.53%	8.23%	11.83%